Intangible Assets - Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units (Detail) - Three cash generating units [Member]	12 Months Ended
Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Reduction in EBITDA (as defined) margin	1.5 to 3.7 percentage points
Increase in pre-tax discount rate	0.9 to 2.2 percentage points
Minimum [member]
Disclosure of information for cash-generating units [line items]
Reduction in profit before tax	9.90%
Reduction in net cash flow	8.70%
Maximum [member]
Disclosure of information for cash-generating units [line items]
Reduction in profit before tax	23.60%
Reduction in net cash flow	21.30%